DoubleLine Floating Rate Fund

Schedule of Investments

December 31, 2023 (Unaudited)

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
Bank Loans - 88.1%
Aerospace & Defense - 4.8%
801,000	AAdvantage Loyalty IP Ltd., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.75%, 0.75% Floor)	10.43%	04/20/2028	824,093
536,825	Air Canada, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%, 0.75% Floor)	9.14%	08/11/2028	539,131
842,885	American Airlines, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%)	8.87%	06/04/2029	845,747
766,687	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%)	9.35%	08/24/2028	769,627
385,408	Echo Global Logistics, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.96%	11/24/2028	378,020
315,000	Mileage Plus Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.25%, 1.00% Floor)	10.77%	06/21/2027	326,250
296,000	SkyMiles IP Ltd., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 1.00% Floor)	9.17%	10/20/2027	303,554
385,125	Spirit AeroSystems, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.63%	01/15/2027	386,889
327,376	Standard Aero Ltd. (1 Month Secured Overnight Financing Rate + 4.00%)	9.35%	08/24/2028	328,631
1,796,425	Transdigm, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.25%)	8.60%	08/24/2028	1,806,853
1,255,016	United Airlines, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.75% Floor)	9.22%	04/21/2028	1,261,291
635,452	WestJet Airlines Ltd. (1 Month Secured Overnight Financing Rate + 3.00%, 1.00% Floor)	8.46%	12/11/2026	635,353

				8,405,439

Automotive - 2.1%
631,975	American Tire Distributors, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 6.25%, 0.75% Floor)	11.91%	10/20/2028	531,965
1,007,475	Clarios Global LP, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%)	9.11%	05/06/2030	1,011,001
1,162,776	Mavis Tire Express Services Topco Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.75% Floor)	9.47%	05/04/2028	1,166,410
938,783	Wand NewCo, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.75%)	8.22%	02/05/2026	942,717

				3,652,093

Beverage and Tobacco - 0.7%
1,156,862	Triton Water Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.86%	03/31/2028	1,148,186

Building and Development (including Steel/Metals) - 1.9%
416,786	Cornerstone Building Brands, Inc, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.67%	04/12/2028	417,611

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
388,418	Foresight Energy LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 8.00%, 1.50% Floor)	13.45	% (a)	06/30/2027	388,418
787,494	LBM Acquisition LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.75% Floor)	9.21%		12/17/2027	779,990
1,139,630	SRS Distribution, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.97%		06/02/2028	1,142,957
562,188	Tecta America Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.75% Floor)	9.46%		04/06/2028	564,473

					3,293,449

Business Equipment and Services - 10.1%
372,444	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	9.21%		05/12/2028	371,480
	APX Group, Inc., Senior Secured First Lien Term Loan
615,533	(3 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.92%		07/10/2028	616,688
292	(Prime Rate + 2.25%, 0.50% Floor)	10.75%		07/10/2028	292
772,928	Camelot US Acquisition Company, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%)	8.47%		10/30/2026	774,957
377,760	Camelot US Acquisition Company, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 1.00% Floor)	8.47%		10/30/2026	378,894
778,176	Clear Channel Outdoor Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%)	9.14%		08/21/2026	771,527
1,005,677	Deerfield Dakota Holding LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 1.00% Floor)	9.10%		04/09/2027	998,134
767,172	EAB Global, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.97%		08/16/2028	767,172
503,419	Eisner Advisory Group LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.25%, 0.75% Floor)	10.72%		07/28/2028	505,098
184,453	Element Materials Technology Group US Holdings, Inc., Senior Secured First Lien Delayed-Draw Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.74%		06/22/2029	183,300
399,647	Element Materials Technology Group US Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.74%		06/22/2029	397,149
697,575	FINThrive Software Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	9.47%		12/18/2028	557,711
745,013	First Advantage Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.75%)	8.22%		01/29/2027	748,086
597,438	Garda World Security Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%)	9.62%		02/01/2029	599,089
215,447	Grab Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.50%, 1.00% Floor)	9.97%		01/29/2026	216,658
1,124,276	Greeneden US Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.75% Floor)	9.47%		12/01/2027	1,129,993
848,393	Hunter Douglas Holding B.V., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.88%		02/26/2029	846,696
776,020	ION Trading Technologies SARL (3 Month Secured Overnight Financing Rate + 4.75%)	10.20%		03/31/2028	777,902
440,000	Iron Mountain, Inc. (1 Month Secured Overnight Financing Rate + 2.25%)	7.60%		01/31/2031	440,689
313,983	Ivanti Software, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.75% Floor)	9.91%		12/01/2027	298,899

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
818,117	Mitchell International, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	9.40%	10/16/2028	818,943
130,000	Mitchell International, Inc., Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 6.50%, 0.50% Floor)	12.15%	10/15/2029	128,010
792,183	Newfold Digital Holdings Group, Inc. (6 Month Secured Overnight Financing Rate + 3.50%, 0.75% Floor)	9.42%	02/10/2028	778,197
1,078,070	Packaging Coordinators Midco, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%, 0.75% Floor)	9.11%	11/30/2027	1,080,092
483,875	Restoration Hardware, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.50%, 0.50% Floor)	7.97%	10/20/2028	472,020
1,260,128	SMG US Midco, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.50%)	8.14%	01/23/2025	1,263,436
521,168	Spin Holdco, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.00%, 0.75% Floor)	9.62%	03/06/2028	460,118
800,308	SWF Holdings Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.75% Floor)	9.47%	10/06/2028	719,029
436,692	Travelport Finance (Luxembourg) SARL (3 Month Secured Overnight Financing Rate + 7.00%, 1.00% Floor)	12.65%	02/28/2025	423,833
295,000	VT Topco, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.66%	08/09/2030	296,844

				17,820,936

Chemicals/Plastics - 4.5%
1,154,738	Charter Next Generation, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.75% Floor)	9.21%	12/01/2027	1,161,418
798,505	Ecovyst Catalyst Technologies LLC (3 Month Secured Overnight Financing Rate + 2.50%, 0.50% Floor)	7.98%	06/09/2028	800,805
388,008	Hexion Holdings Corporation, Term Loan (3 Month Secured Overnight Financing Rate + 4.50%, 0.50% Floor)	10.02%	03/15/2029	373,805
899,116	Ineos US Finance LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%)	8.95%	02/19/2030	901,364
1,126,776	Lummus Technology Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%)	8.97%	06/30/2027	1,130,229
727,036	Nouryon Finance B.V., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.00%)	9.35%	04/03/2028	730,784
540,375	Olympus Water US Holding Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.50%, 0.50% Floor)	9.95%	11/09/2028	541,837
181,087	Olympus Water US Holding Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	9.36%	11/09/2028	180,974
479,515	Polar US Borrower LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.75%)	10.24%	10/15/2025	329,187
992,111	Pregis Topco LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%)	9.11%	07/31/2026	995,603
155,000	Pretium PKG Holdings, Inc., Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 6.75%, 0.50% Floor)	12.21%	10/01/2029	61,668
128,700	Vantage Specialty Chemicals, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.75%, 0.50% Floor)	10.11%	10/26/2026	124,517

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
607,313	Vibrantz Technologies, Inc. (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.81%	04/23/2029	583,463

				7,915,654

Commercial Services - 0.4%
402,216	OMNIA Partners LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%)	9.63%	07/25/2030	405,235
264,851	Phoenix Services International LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.00% + 4.00% PIK, 1.00% Floor)	7.46%	06/30/2028	246,973

				652,208

Construction - 0.7%
413,963	Brand Industrial Services, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.50%, 0.50% Floor)	10.88%	07/25/2030	412,522
396,970	QUIKRETE Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.75%)	8.21%	03/19/2029	398,623
399,000	TAMKO Building Products LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%)	8.87%	09/13/2030	401,412

				1,212,557

Containers and Glass Products - 2.6%
733,139	Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.18%, 0.50% Floor)	9.63%	04/13/2029	737,263
1,051,214	Graham Packaging Company, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.75% Floor)	8.47%	08/04/2027	1,053,942
268,619	Kleopatra Finco SARL (6 Month Secured Overnight Financing Rate + 4.73%, 0.50% Floor)	10.48%	02/12/2026	254,265
648,332	Pretium PKG Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.60% + 1.40% PIK, 1.00% Floor)	9.95%	10/02/2028	510,561
174,026	Pretium PKG Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.00% + 2.50% PIK, 1.00% Floor)	10.35%	10/02/2028	170,982
795,918	TricorBraun Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.72%	03/03/2028	792,476
1,134,411	Trident TPI Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	9.61%	09/15/2028	1,132,761

				4,652,250

Cosmetics/Toiletries - 1.1%
1,148,125	Bausch & Lomb Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.76%	05/10/2027	1,138,802
735,930	Kronos Acquisition Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	9.36%	12/22/2026	736,644

				1,875,446

Electronics/Electric - 12.2%
1,027,425	Access CIG LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.00%, 0.50% Floor)	10.39%	08/15/2028	1,030,425
1,231,458	Acuris Finance, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	9.50%	02/16/2028	1,232,807
966,986	Applied Systems, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.50%, 0.50% Floor)	9.85%	09/19/2026	972,589

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
855,000	Applied Systems, Inc., Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 6.75%, 0.75% Floor)	12.10%	09/17/2027	861,947
747,411	Astra Acquisition Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.25%, 0.50% Floor)	10.86%	10/25/2028	487,376
514,876	Astra Acquisition Corporation, Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 8.88%, 0.75% Floor)	14.48%	10/25/2029	249,715
79,599	Asurion LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%)	9.70%	08/21/2028	79,429
1,270,000	Boxer Parent Company, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%)	9.60%	12/29/2028	1,280,954
93,954	Bright Bidco B.V., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 1.00% + 1.00% PIK, 1.00% Floor)	13.35%	10/29/2027	33,432
1,396,495	Castle US Holding Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%)	9.40%	01/29/2027	987,273
904,975	Central Parent, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.00%)	9.35%	07/06/2029	911,147
449,888	Conservice Midco LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%)	9.71%	05/13/2027	451,669
600,443	Constant Contact, Inc. (3 Month Secured Overnight Financing Rate + 4.00%, 0.75% Floor)	9.69%	02/10/2028	588,434
526,392	Cornerstone Building Brands, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	9.22%	10/16/2028	510,600
413,925	DCert Buyer, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%)	9.35%	10/16/2026	411,127
285,000	DCert Buyer, Inc., Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 7.00%)	12.36%	02/16/2029	260,775
150,000	DG Investment Intermediate Holdings 2, Inc. (1 Month Secured Overnight Financing Rate + 6.75%, 0.75% Floor)	12.22%	03/29/2029	136,000
253,715	DG Investment Intermediate Holdings 2, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.75%, 0.75% Floor)	10.10%	03/31/2028	253,715
379,028	DG Investment Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.75% Floor)	9.22%	03/31/2028	376,525
335,233	Energizer Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.25%, 0.50% Floor)	7.72%	12/22/2027	335,652
1,317,109	Gainwell Acquisition Corporation (3 Month Secured Overnight Financing Rate + 4.00%, 0.75% Floor)	9.45%	10/01/2027	1,284,181
518,030	GoTo Group, Inc. (3 Month Secured Overnight Financing Rate + 4.75%)	10.28%	08/31/2027	345,231
445,000	Helios Software Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%)	9.70%	07/18/2030	445,325
1,051,275	Informatica LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.75%)	8.21%	10/27/2028	1,054,781
768,315	McAfee Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	9.19%	03/01/2029	767,197
656,965	Mirion Technologies (US), Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.75%, 0.50% Floor)	8.36%	10/20/2028	660,003
287,880	PointClickCare Technologies, Inc., Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 3.00%, 0.75% Floor)	8.61%	12/29/2027	288,240

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
556,027	Polaris Newco LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	9.47%	06/02/2028	549,285
1,058,385	Proofpoint, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.72%	08/31/2028	1,060,185
837,836	RealPage, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	8.47%	04/24/2028	833,178
1,129,355	Sophia LP, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.96%	10/07/2027	1,133,149
551,753	UKG, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.76%	05/04/2026	553,955
588,771	UKG, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%)	9.23%	05/04/2026	590,902
230,000	UKG, Inc., Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.25%, 0.50% Floor)	10.76%	05/03/2027	230,883
286,305	Ultra Clean Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%)	9.21%	08/27/2025	287,139

				21,535,225

Energy - 2.2%
528,837	BCP Renaissance Parent LLC, Term Loan (3 Month Secured Overnight Financing Rate + 3.50%, 1.00% Floor)	8.87%	10/31/2028	530,656
313,978	Delek US Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.95%	11/19/2029	314,886
681,945	Freeport LNG Investments LLP, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	9.18%	12/21/2028	682,617
283,731	GIP II Blue Holding LP, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.50%, 1.00% Floor)	9.96%	09/29/2028	285,406
350,000	GIP Pilot Acquisition Partners LP, Term Loan (3 Month Secured Overnight Financing Rate + 3.00%)	8.39%	09/30/2030	350,530
809,609	Oryx Midstream Services Permian Basin LLC (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.71%	10/05/2028	812,739
238,200	Par Petroleum, LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.74%	02/28/2030	238,617
248,027	Traverse Midstream Partners LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	9.24%	02/16/2028	248,750
379,663	WaterBridge Midstream Operating LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.75%, 1.00% Floor)	11.39%	06/22/2026	380,709

				3,844,910

Environmental Control - 0.1%
303,803	Packers Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.75% Floor)	8.69%	03/06/2028	193,067

Financial Intermediaries - 3.9%
908,164	Castlelake Aviation LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.50%, 0.50% Floor)	8.42%	10/22/2026	911,066
1,010,716	Corelogic, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.97%	06/02/2028	986,292
667,985	Focus Financial Partners LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.50%, 0.50% Floor)	7.86%	06/30/2028	669,198

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
222,215	Greystone Select Financial LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.00%, 0.75% Floor)	10.66%		06/16/2028	221,104
782,824	Hightower Holding LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.00%, 0.75% Floor)	9.64%		04/21/2028	781,195
1,024,316	Minotaur Acquisition, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.75%)	10.21%		03/27/2026	1,025,868
675,400	The Edelman Financial Engines Centre LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.75% Floor)	8.97%		04/07/2028	677,197
413,234	The Edelman Financial Engines Centre LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 6.75%)	12.22%		07/20/2026	414,009
357,700	Walker & Dunlop, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.25%, 0.50% Floor)	7.70%		12/15/2028	357,253
750,249	Zebra Buyer LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.89%		11/01/2028	748,782

					6,791,964

Food Products - 1.0%
837,016	CHG PPC Parent LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	8.46%		12/08/2028	839,109
220,790	H-Food Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.69%)	9.34%		05/23/2025	177,674
833,000	Monogram Food Solutions LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	9.47%		08/28/2028	833,000

					1,849,783

Food Service - 1.6%
1,135,725	AI Aqua Merger Sub, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	9.09%		07/31/2028	1,138,008
174,754	IRB Holding Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.75% Floor)	8.46%		12/15/2027	175,253
668,182	MIC Glen LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.72%		07/21/2028	668,599
803,600	Whatabrands LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	8.47%		08/03/2028	805,971

					2,787,831

Healthcare - 9.8%
412,888	ADMI Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	9.21%		12/23/2027	393,534
265,313	Air Methods Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.50%, 1.00% Floor)	11.23	% (b)(g)	04/22/2024	40,018
535,000	Aspen Dental Management, Inc.	11.11	% (c)	12/23/2027	528,312
1,147,476	Athenahealth Group Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.60%		02/15/2029	1,144,034
583,416	Aveanna Healthcare LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	9.24%		07/17/2028	544,663
376,650	Aveanna Healthcare LLC, Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 7.00%, 0.50% Floor)	12.54%		12/10/2029	279,977
279,300	Bausch & Lomb Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%)	9.36%		09/29/2028	279,649

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
550,774	CHG Healthcare Services, Inc, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.72%	09/29/2028	552,275
590,000	CHG Healthcare Services, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	9.06%	09/29/2028	591,906
144,275	Fortera Holdings, Inc., Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	9.11%	07/01/2030	144,335
1,154,919	LifePoint Health, Inc., Term Loan (3 Month Secured Overnight Financing Rate + 5.50%)	11.17%	11/16/2028	1,153,619
494,831	Maravai Intermediate Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	8.40%	10/19/2027	484,524
1,402,557	Medline Borrower LP, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	8.47%	10/23/2028	1,411,211
1,077,834	Organon & Company, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	8.47%	06/02/2028	1,081,881
308,460	Outcomes Group Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.25%)	8.90%	10/24/2025	309,308
1,519,534	Parexel International, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.72%	11/15/2028	1,530,361
712,791	Perrigo Investments LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.25%, 0.50% Floor)	7.46%	04/20/2029	713,087
517,651	Radiology Partners, Inc., Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 4.25%)	10.18%	07/09/2025	420,108
1,026,474	Select Medical Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%)	8.36%	03/06/2027	1,028,399
975,100	Sotera Health Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	9.09%	12/11/2026	976,933
150,000	Sotera Health Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.75%, 0.50% Floor)	8.39%	12/11/2026	150,124
300,000	Sound Inpatient Physicians, Inc., Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 6.75%)	12.39%	06/26/2026	24,600
1,113,954	Southern Veterinary Partners LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 1.00% Floor)	9.46%	10/05/2027	1,111,865
1,093,486	Sunshine Luxembourg SARL (3 Month Secured Overnight Financing Rate + 3.50%, 0.75% Floor)	8.95%	10/01/2026	1,100,616
243,611	Team Health, Term Loan (3 Month Secured Overnight Financing Rate + 5.25%, 1.00% Floor)	10.63%	03/02/2027	186,728
963,266	Verscend Holding Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%)	9.47%	08/27/2025	967,678

				17,149,745

Hotels/Motels/Inns and Casinos - 3.0%
298,500	Alterra Mountain Company, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%)	9.21%	05/31/2030	300,739
768,628	Bally's Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.93%	10/02/2028	730,565
267,975	Caesars Entertainment, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.71%	02/06/2030	269,043
114,425	Carnival Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.75% Floor)	8.32%	08/09/2027	114,854

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,131,611	Fertitta Entertainment LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	9.36%		01/29/2029	1,133,558
945,479	Ontario Gaming GTA LP, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.64%		08/01/2030	950,712
941,321	Playa Resorts Holding B.V. (1 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.61%		01/05/2029	943,500
785,299	Scientific Games Holdings LP, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.66%		04/04/2029	786,575

					5,229,546

Industrial Equipment - 4.0%
355,084	American Trailer World Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.75% Floor)	9.20%		03/03/2028	348,919
1,002,881	BCPE Empire Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.75%, 0.50% Floor)	10.10%		12/11/2028	1,006,833
504,619	Columbus McKinnon Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.75%, 0.50% Floor)	8.39%		05/15/2028	506,511
670,764	DexKo Global, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	9.36%		10/04/2028	668,249
291,313	Gates Global LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	8.35%		11/16/2029	292,588
1,138,760	Madison IAQ LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.72%		06/21/2028	1,136,819
496,637	PECF USS Intermediate Holding Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.89%		12/15/2028	390,143
571,144	Tiger Acquisition LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.71%		06/01/2028	569,419
1,221,354	Titan Acquisition Ltd. (6 Month LIBOR USD + 3.00%)	8.73	% (g)	03/28/2025	1,221,231
957,929	TK Elevator Midco GMBH, Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	9.38%		07/30/2027	961,282

					7,101,994

Insurance - 3.2%
701,670	Acrisure LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	9.15	% (g)	02/16/2027	701,484
441,000	Acrisure LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 0.50% Floor)	9.69	% (g)	02/15/2027	442,929
807,975	Alliant Holdings Intermediate LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%)	8.85%		11/06/2030	812,572
803,274	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%)	8.97%		02/12/2027	806,089
369,375	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.86%		02/12/2027	370,668
422,073	Asurion LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%)	8.72%		12/23/2026	421,838
699,465	Asurion LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%)	8.72%		07/30/2027	695,366
135,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.25%)	10.72%		01/31/2028	129,037
500,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.25%)	10.72%		01/22/2029	473,085

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
537,245	Cross Financial Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.75% Floor)	9.46%		09/15/2027	538,588
214,463	HUB International Ltd., Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.75% Floor)	9.66%		06/20/2030	215,654

					5,607,310

Leisure - 2.0%
827,325	Alterra Mountain Company, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.97%		08/17/2028	829,567
218,672	AMC Entertainment Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%)	8.44%		04/22/2026	183,275
456,393	Carnival Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.75% Floor)	8.72%		10/18/2028	457,726
389,526	ClubCorp Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.00%)	10.65%		09/18/2026	377,233
252,711	Nascar Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.50%)	7.97%		10/19/2026	253,989
929,155	Pug LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%)	8.97%		02/12/2027	916,570
556,352	Viad Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.00%, 0.50% Floor)	10.47%		07/31/2028	555,657

					3,574,017

Media - 5.5%
853,522	Ascend Learning LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.96%		12/11/2028	840,246
285,000	Ascend Learning LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.75%, 0.50% Floor)	11.21%		12/10/2029	247,186
1,172,314	Cengage Learning, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.75%, 1.00% Floor)	10.41%		07/14/2026	1,177,513
1,010,000	Charter Communications Operating LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.00%)	7.36%		12/09/2030	1,008,243
648,704	CMG Media Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%)	8.95%		12/17/2026	603,295
713,148	CSC Holdings LLC, Senior Secured First Lean Term Loan (1 Month LIBOR USD + 2.50%)	7.98	% (g)	04/15/2027	676,898
322,044	Diamond Sports Group LLC (1 Month Secured Overnight Financing Rate + 5.25%)	8.70	% (b)	08/24/2026	15,297
909,142	DirectTV Financing LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.00%, 0.75% Floor)	10.65%		08/02/2027	910,792
522,624	EW Scripps Company, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.56%, 0.75% Floor)	8.03%		05/01/2026	521,809
524,363	Getty Images, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.50%)	9.95%		02/19/2026	527,444
915,000	GRCR W Merger Sub LLC, Senior Secured First Lean Term Loan	8.36	% (c)	09/20/2030	920,147
311,103	IHeartCommunications, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%)	8.47%		05/01/2026	269,706
477,180	NEP Group, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%)	8.59%		08/19/2026	458,277
570,892	Radiate Holdco LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.75% Floor)	8.72%		09/25/2026	459,836
155,000	Simon & Schuster, Term Loan (3 Month Secured Overnight Financing Rate + 4.00%)	9.39%		10/30/2030	155,678

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
299,425	Sinclair Television Group, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.50%)	7.97%		09/30/2026	276,706
206,850	Univision Communications, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.64%		06/24/2029	207,677
470,000	Ziggo Financing Partnership, Senior Secured First Lien Term Loan	7.98	% (c)	04/28/2028	469,497

					9,746,247

Pharmaceuticals - 1.8%
570,599	Catalent Pharma Solutions, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.00%, 0.50% Floor)	7.47%		02/22/2028	561,113
721,375	Curium BidCo SARL (3 Month Secured Overnight Financing Rate + 4.50%)	9.89%		07/31/2029	721,830
792,935	Grifols Worldwide Operations USA, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.00%)	7.54%		11/15/2027	793,926
1,130,064	Jazz Pharmaceuticals, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.96%		05/05/2028	1,137,359

					3,214,228

Real Estate - 0.3%
509,850	Starwood Property Mortgage LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.60%		11/18/2027	509,850

Retailers (other than Food/Drug) - 2.8%
85,881	EG America LLC, Senior Secured First Lien Delayed-Draw Term Loan (Daily Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.82%		03/31/2026	85,774
969,873	Great Outdoors Group LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.75% Floor)	9.22%		03/06/2028	971,085
685,000	HomeServe USA Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%)	8.36%		10/21/2030	687,997
869,975	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.75%, 0.75% Floor)	10.39%		07/07/2028	60,276
645,751	Michaels Stores, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.75% Floor)	9.86%		04/14/2028	538,556
1,274,251	PetSmart, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.75% Floor)	9.21%		02/11/2028	1,262,146
400,899	Pug LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.72%		02/16/2027	398,894
353,899	Staples, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	10.47	% (g)	04/16/2026	336,409
370,013	Upbound Group, Inc. (6 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	9.12%		02/17/2028	370,707
203,796	WWEX UNI TopCo Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.00%, 0.75% Floor)	9.65%		07/26/2028	200,299

					4,912,143

Technology - 0.2%
428,271	CommScope, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%)	8.72%		04/06/2026	384,106

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Telecommunications - 2.9%
522,375	Altice France S.A. (3 Month Secured Overnight Financing Rate + 5.50%)	10.89%		08/15/2028	470,790
573,012	Connect US Finco LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 1.00% Floor)	8.85%		12/11/2026	573,929
829,596	Cyxtera DC Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.00%, 1.00% Floor)	10.50	% (b)	05/01/2024	527,843
709,049	Gogo Intermediate Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.75% Floor)	9.22%		04/28/2028	711,542
264,360	Level 3 Financing, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.75%)	7.21%		03/01/2027	252,652
448,801	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	10.23	% (g)	11/01/2024	349,365
374,852	Telesat LLC (3 Month Secured Overnight Financing Rate + 2.75%)	8.40%		12/07/2026	242,484
1,120,000	Virgin Media Bristol LLC, Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 3.25%)	8.79%		03/31/2031	1,117,900
948,773	Zayo Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%)	8.47%		03/09/2027	817,994

					5,064,499

Transportation - 0.9%
1,127,172	Kenan Advantage Group, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.75% Floor)	9.22%		03/24/2026	1,125,104
434,988	LaserShip, Inc., Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 4.50%, 0.75% Floor)	10.40%		05/08/2028	400,732
135,000	LaserShip, Inc., Senior Secured Second Lien Term Loan (6 Month Secured Overnight Financing Rate + 7.50%, 0.75% Floor)	13.40%		04/30/2029	113,400

					1,639,236

Utilities - 1.8%
1,120,133	Brookfield WEC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.75%, 0.50% Floor)	8.22%		08/01/2025	1,124,384
134,050	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.00%)	7.47%		08/12/2026	134,448
918,217	Compass Power Generation LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%, 1.00% Floor)	9.71%		04/16/2029	923,726
695,000	CQP Holdco LP, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	8.36%		12/31/2030	697,450
200,000	PG&E Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.50%, 0.50% Floor)	7.86%		06/23/2027	200,563

					3,080,571

Total Bank Loans (Cost $158,263,124)					154,844,490

Collateralized Loan Obligations - 1.1%
2,000,000	Katayma Ltd., Series 2023-1A-A1 (Secured Overnight Financing Rate 3 Month + 2.00%, 2.00% Floor)	7.37	% (d)	10/20/2036	2,002,441

Total Collateralized Loan Obligations (Cost $2,000,000)					2,002,441

US Corporate Bonds - 2.8%

Commercial Services - 0.4%
725,000	Allied Universal Holdco LLC	6.63	% (d)	07/15/2026	721,874

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Food Service - 0.6%
1,000,000	IRB Holding Corporation	7.00	% (d)	06/15/2025	1,000,780

Hotels/Motels/Inns and Casinos - 0.9%
1,531,000	Caesars Entertainment, Inc.	6.25	% (d)	07/01/2025	1,536,319

Leisure - 0.7%
1,000,000	Carnival Corporation	4.00	% (d)	08/01/2028	930,363
252,000	Six Flags Theme Parks, Inc.	7.00	% (d)	07/01/2025	253,333

					1,183,696

Media - 0.2%
400,000	Univision Communications, Inc.	7.38	% (d)	06/30/2030	399,319

Total US Corporate Bonds (Cost $4,825,839)					4,841,988

Common Stocks - 0.1%
2,640	Bright Bidco B.V. (a)(f)				1,716
5,668	Envision Healthcare Corporation (a)(f)				48,178
22,003	Flame Aggregator - Class R (a)(f)				154,681
2,186	Flame Aggregator - Class U (a)(f)				15,368

Total Common Stocks (Cost $231,229)					219,943

Short Term Investments - 7.3%
4,296,093	First American Government Obligations Fund - Class U	5.30	% (e)		4,296,093
4,296,094	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	5.29	% (e)		4,296,094
4,296,094	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	5.27	% (e)		4,296,094

Total Short Term Investments (Cost $12,888,281)					12,888,281

Total Investments - 99.4% (Cost $178,208,473)					174,797,143
Other Assets in Excess of Liabilities - 0.6%					1,007,880

NET ASSETS - 100.0%					$175,805,023

(a)	Value determined using significant unobservable inputs.

(b)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

(c)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(e)	Seven-day yield as of period end

(f)	Non-income producing security

(g)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Bank Loans	88.1%
Short Term Investments	7.3%
US Corporate Bonds	2.8%
Collateralized Loan Obligations	1.1%
Common Stocks	0.1%
Other Assets and Liabilities	0.6%

100.0%

Notes to Schedule of Investments

December 31, 2023 (Unaudited)

1. Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 17 funds, the DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”), along with DoubleLine Selective Credit Fund.

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund and the DoubleLine Emerging Markets Local Currency Bond Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2. Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, Financial Services—Investment Companies, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which a Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. A Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated its primary investment adviser, either DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”) (each, an “Adviser” and collectively, the “Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. Each Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of December 31, 2023:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund	DoubleLine Shiller Enhanced CAPE®
Investments in Securities
Level 1
Short Term Investments	$385,668,763	$1,179,050,516	$995,549	$101,279,049	$12,888,281	$155,671,242
Affiliated Mutual Funds	—	450,698,184	—	—	—	—
Warrants	—	7,919	—	—	—	—
Total Level 1	385,668,763	1,629,756,619	995,549	101,279,049	12,888,281	155,671,242
Level 2
US Government and Agency Mortgage Backed Obligations	15,915,342,077	1,463,020,669	—	168,518,137	—	98,729,518
Non-Agency Residential Collateralized Mortgage Obligations	8,145,756,691	779,206,918	—	736,763,147	—	437,160,115
Non-Agency Commercial Mortgage Backed Obligations	2,240,264,590	363,165,349	—	759,303,806	—	421,772,772
US Government and Agency Obligations	1,968,200,082	1,554,827,501	—	1,262,036,593	—	871,365,002
Asset Backed Obligations	1,352,938,110	247,636,720	—	382,134,595	—	284,417,546
Collateralized Loan Obligations	1,020,039,072	260,583,256	—	889,265,171	2,002,441	647,956,913
US Corporate Bonds	—	1,047,935,433	—	388,203,198	4,841,988	264,572,313
Foreign Corporate Bonds	—	390,467,457	342,786,967	461,381,293	—	208,113,759
Bank Loans	—	220,824,544	—	191,072,088	154,456,072	198,665,208
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	72,774,006	84,076,962	111,108,599	—	33,066,453
Municipal Bonds	—	5,604,279	—	—	—	—
Escrow Notes	—	6,365	—	—	—	—
Short Term Investments	—	—	—	82,390,981	—	205,583,485
Total Level 2	30,642,540,622	6,406,052,497	426,863,929	5,432,177,608	161,300,501	3,671,403,084
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	249,219,181	703,045	—	385,461	—	9,993,174
Asset Backed Obligations	25,453,209	796,549	—	25,170,000	—	—
Collateralized Loan Obligations	494,317	2,392,583	—	—	—	—
Common Stocks	—	798,577	—	—	219,943	70,553
Bank Loans	—	485,048	—	—	388,418	—
Foreign Corporate Bonds	—	298,849	530,111	258,464	—	112,981
Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	6,752,087
Total Level 3	275,166,707	5,474,651	530,111	25,813,925	608,361	16,928,795
Total	$31,303,376,092	$8,041,283,767	$428,389,589	$5,559,270,582	$174,797,143	$3,844,003,121

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund	DoubleLine Shiller Enhanced CAPE®
Other Financial Instruments
Level 1
Futures Contracts	$153,451,427	$20,351,282	$—	$—	$—	$—
Total Level 1	153,451,427	20,351,282	—	—	—	—
Level 2
Excess Return Swaps	—	—	—	—	—	380,812,045
Unfunded Loan Commitments	—	390	—	—	284	—
Total Level 2	—	390	—	—	284	380,812,045
Level 3	—	—	—	—	—	—
Total	$153,451,427	$20,351,672	$—	$—	$284	$380,812,045

Category	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund	DoubleLine Infrastructure Income Fund
Investments in Securities
Level 1
Short Term Investments	$38,090,868	$329	$985,533	$3,541,362	$2,930,838	$12,217,879
Warrants	892	—	—	—	—	—
Total Level 1	38,091,760	329	985,533	3,541,362	2,930,838	12,217,879
Level 2
Collateralized Loan Obligations	164,948,467	—	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	150,421,676	—	—	—	—	—
Short Term Investments	137,575,582	—	—	144,694,914	1,687,374	—
Non-Agency Commercial Mortgage Backed Obligations	80,655,402	—	—	—	—	—
Bank Loans	79,224,330	—	—	—	—	—
US Government and Agency Mortgage Backed Obligations	75,840,061	—	45,942,139	—	—	—
Foreign Corporate Bonds	44,378,175	133,787,008	—	—	—	36,266,330
Asset Backed Obligations	36,252,779	—	—	—	—	133,933,085
US Corporate Bonds	34,302,178	—	—	—	—	164,552,070
US Government and Agency Obligations	9,802,344	—	10,963,629	—	55,206,433	2,804,101
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	9,607,664	28,608,701	—	—	85,843,380	6,609,446
Escrow Notes	1,502	—	—	—	—	—
Total Level 2	823,010,160	162,395,709	56,905,768	144,694,914	142,737,187	344,165,032
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	6,886,565	—	—	—	—	—
Collateralized Loan Obligations	4,550,525	—	—	—	—	—
Asset Backed Obligations	4,098,145	—	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	2,113,379	—	—	—	—	—

Category	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund	DoubleLine Infrastructure Income Fund
Common Stocks	$188,616	$—	$—	$—	$—	$—
Bank Loans	106,058	—	—	—	—	—
Foreign Corporate Bonds	77,112	76,017	—	—	—	1,998,179
Total Level 3	18,020,400	76,017	—	—	—	1,998,179
Total	$879,122,320	$162,472,055	$57,891,301	$148,236,276	$145,668,025	$358,381,090
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$963,102	$—	$—	$—
Total Level 1	—	—	963,102	—	—	—
Level 2
Excess Return Swaps	—	—	—	(4,552,381)	—	—
Unfunded Loan Commitments	100	—	—	—	—	—
Total Level 2	100	—	—	(4,552,381)	—	—
Level 3	—	—	—	—	—	—
Total	$100	$—	$963,102	$(4,552,381)	$—	$—

Category	DoubleLine Shiller Enhanced International CAPE®	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Affiliated Mutual Funds	$2,344,868	$—	$—	$9,887,338
Short Term Investments	1,418,436	257,083	9,018,671	343,149
Total Level 1	3,763,304	257,083	9,018,671	10,230,487
Level 2
US Government and Agency Obligations	11,864,823	—	1,762,344	851,517
Collateralized Loan Obligations	8,718,300	—	10,864,798	—
Non-Agency Residential Collateralized Mortgage Obligations	6,116,518	—	12,008,555	—
Non-Agency Commercial Mortgage Backed Obligations	5,534,474	—	7,450,659	—
US Corporate Bonds	3,182,611	—	—	—
Foreign Corporate Bonds	2,508,511	2,793,463	—	—
Asset Backed Obligations	1,528,261	—	1,754,990	—
US Government and Agency Mortgage Backed Obligations	1,456,824	—	3,375,621	—
Short Term Investments	745,442	—	—	1,393,799
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	352,157	9,805,861	—	—
Total Level 2	42,007,921	12,599,324	37,216,967	2,245,316

Category	DoubleLine Shiller Enhanced International CAPE®	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
Level 3
Asset Backed Obligations	$—	$—	$1,369,835	$—
Total Level 3	—	—	1,369,835	—
Total	$45,771,225	$12,856,407	$47,605,473	$12,475,803
Other Financial Instruments
Level 1	$—	$—	$—	$—
Level 2
Excess Return Swaps	1,789,804	—	—	(518,728)
Forward Currency Exchange Contracts	1,061,551	—	—	—
Total Level 2	2,851,355	—	—	(518,728)
Level 3	—	—	—	—
Total	$2,851,355	$—	$—	$(518,728)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of March 31, 2023	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of December 31, 2023	Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2023(c)
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$7,119,685	$19,905	$(62,566)	$50,361	$—	$(240,820)	$—	$—	$6,886,565	$(61,405)
Collateralized Loan Obligations	1,520,905	—	142,401	541	17,577	—	2,869,101	—	4,550,525	155,719
Asset Backed Obligations	8,405,530	(883,975)	(3,303,157)	—	503,992	(624,245)	—	—	4,098,145	(3,546,951)
Non-Agency Commercial Mortgage Backed Obligations	983,389	2,068	66,025	5,618	—	(90,852)	1,147,131	—	2,113,379	46,204
Common Stocks	290,300	(32,896)	79,678	—	36,045	(184,511)	—	—	188,616	(15,115)
Bank Loans	107,055	291	(3,898)	3,606	—	(996)	—	—	106,058	(3,585)
Foreign Corporate Bonds	—	—	—	—	77,112	—	—	—	77,112	—
Rights	6,138	6,966	(6,138)	—	—	(6,966)	—	—	—	—

Total	$18,433,002	$(887,641)	$(3,087,655)	$60,126	$634,726	$(1,148,390)	$4,093,344	$—	$18,020,400	$(3,425,133)

DoubleLine Income Fund	Fair Value as of March 31, 2023	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of December 31, 2023	Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2023(c)
Investments in Securities
Asset Backed Obligations	$4,079,163	$(2,167,955)	$1,822,437	$(251)	$156,580	$(2,520,139)	$—	$—	$1,369,835	$(497,680)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2023 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of December 31, 2023	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$6,886,565	Market Comparables	Market Quotes	$91.74 ($91.74)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$4,550,525	Market Comparables	Market Quotes	$22.92 - $90.18 ($84.54)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$4,098,145	Market Comparables	Market Quotes	$9.32 - $86.29 ($58.55)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$2,113,379	Market Comparables	Market Quotes	$10.52 - $80.07 ($55.75)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$188,616	Market Comparables	Market Quotes	$0.65 - $28.75 ($18.91)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$106,058	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$77,112	Market Comparables	Market Quotes	$0.00 - $91.64 ($74.26)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

DoubleLine Income Fund	Fair Value as of December 31, 2023	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$1,369,835	Market Comparables	Market Quotes	$13.75 - $4,800.90 ($1,636.13)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.